SHARE BASED COMPENSATION - Share Appreciation Rights Plan (Details) - Share appreciation rights liability € in Thousands				12 Months Ended
	Sep. 25, 2025 EquityInstruments $ / shares	Jun. 26, 2025 EquityInstruments $ / shares	Dec. 29, 2024 EquityInstruments $ / shares	Dec. 31, 2025 EUR (€) EquityInstruments	Dec. 31, 2024 EUR (€)
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments	162,300	144,529	1,329,082	306,829
Issue price (CAD) | $ / shares	$ 3.93	$ 6.06	$ 5
Term of share based payment award			5 years
Share-based compensation charge | €				€ 606	€ 0
Award tranche one
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage			0.33
Award tranche two
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage			0.33
Award tranche three
SHARE BASED COMPENSATION
IFRS Share Based Compensation Arrangement by Sharebased Payment Award Award Vesting Rights Percentage			0.33